SECURED BORROWINGS, Term Loan (Details) $ in Thousands		2 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Oct. 19, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 27, 2017	Oct. 31, 2017	Dec. 31, 2017 USD ($) Aircraft Appraiser	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings						$ 513,459	$ 572,719	$ 147,276
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 2,058,891				2,058,891
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 431,271	$ 404,016			$ 431,271	$ 404,016
Number of aircraft serving as security | Aircraft						30
Maturity date						Feb. 28, 2023
Proceeds from secured borrowings						$ 50,000
Redemption price percentage						101.00%
One-time percentage fee paid in connection with amending the loan	0.25%
Loss on extinguishment of debt			$ 2,300			$ 3,000
Number of independent appraisers | Appraiser						3
Secured Borrowings [Member] | Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-Value Ratio						70.00%
Secured Borrowings [Member] | Term Loan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default						$ 50,000
Secured Borrowings [Member] | Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate						3 months
Basis spread on variable rate		2.00%		2.75%	2.25%	2.00%
Floor interest rate				0.75%